Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2022	€ 3,370	€ 412,540	€ 29,052	€ 1,212	€ (379,110)	€ 67,064	€ (384)	€ 66,680
Balance at beginning of period (in shares) at Dec. 31, 2022	84,246,967
Result for the period					(22,636)	(22,636)	€ 384	(22,252)
Other comprehensive income				74	(621)	(547)		(547)
Recognition of share-based payments			2,304			2,304		2,304
Treasury shares transferred (in shares)	(341,492)
Shares options lapsed			(6,209)		6,209
Share options exercised / RSUs vested		155	(426)		426	155		155
Share options exercised / RSUs vested (in shares)	341,492
Balance at end of period at Sep. 30, 2023	€ 3,370	412,695	24,721	1,286	(395,732)	46,340		46,340
Balance at end of period (in shares) at Sep. 30, 2023	84,246,967
Balance at beginning of period at Dec. 31, 2023	€ 3,370	412,894	25,159	817	(400,850)	41,390		41,390
Balance at beginning of period (in shares) at Dec. 31, 2023	84,248,384
Result for the period					(18,458)	(18,458)		(18,458)
Other comprehensive income				(101)		(101)		(101)
Recognition of share-based payments			1,976			1,976		1,976
Treasury shares transferred (in shares)	(329,675)
Shares options lapsed			(994)		994
Share options exercised / RSUs vested		175	(291)		291	175		175
Share options exercised / RSUs vested (in shares)	328,597
Balance at end of period at Sep. 30, 2024	€ 3,370	€ 413,069	€ 25,850	€ 716	€ (418,023)	€ 24,982		€ 24,982
Balance at end of period (in shares) at Sep. 30, 2024	84,247,306